Schedule of Provisions for (Benefits from) Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax benefit			$ (2,034,215)	$ (1,200,467)
State franchise tax			1,075	3,304
Non-deductible stock-based compensation			252,205	474,428
Non-deductible stock-based interest			41,856	94,853
Increase in deferred income tax assets valuation allowance			1,740,154	631,186
Provision for income taxes		$ 125	$ 1,075	$ 3,304